OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	December 31, 2016	March 31, 2016
Advances to aggregators	$401,495	$717,924
Foreign service tax recoverable	866,612	577,751
Prepaid insurance and other	510,855	241,993
Total	$1,778,962	$1,537,668

At March 31, 2016 and 2015, other current assets consisted of the following:

	2016	2015
Current portion of deferred financing fees	$0	$216,084
Deferred consulting fees	0	242,399
Short-term loans and advances	44,754	0
Foreign service tax recoverable	577,751	451,213
Advance payments to vendors	166,779	137,124
Prepaid insurance and other	30,460	75,915
Total	$819,744	$1,122,735